Goodwill, Product Rights and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill for the Company’s reporting segments consisted of the following (in millions):

	Actavis Pharma	Anda Distribution	Total
Balance at December 31, 2012	$4,767.9	$86.3	$4,854.2

Additions through acquisitions and adjustments to acquisition accounting	4,019.3	—	4,019.3
Measurement period adjustments and other	(35.5)	—	(35.5)
Impairment losses	(647.5)	—	(647.5)
Foreign exchange and other adjustments	7.1	—	7.1

Balance at December 31, 2013	$8,111.3	$86.3	$8,197.6

Summary of Product Rights and Other Intangible Assets

Product rights and other intangible assets consisted of the following (in millions):

Cost basis	Balance as of December 31, 2012	Acquisitions	Impairments	Other	CTA	Balance as of December 31, 2013
Intangibles with definite lives:
Product rights and other related intangibles	$5,117.6	$3,150.2	$(98.7)	$231.1	$19.3	$8,419.5
Core technology	92.2	—	—	—	0.9	93.1
Customer relationships	169.0	—	—	(13.6)	1.8	157.2

Total definite-lived intangible assets	$5,378.8	$3,150.2	$(98.7)	$217.5	$22.0	$8,669.8

Intangibles with indefinite lives:
IPR&D	384.6	2,149.7	(4.9)	(204.3)	9.5	2,334.6
Trade Name	76.2	—	—	—	—	76.2

Total indefinite-lived intangible assets	460.8	2,149.7	(4.9)	(204.3)	9.5	2,410.8

Total product rights and related intangibles	$5,839.6	$5,299.9	$(103.6)	$13.2	$31.5	$11,080.6

Accumulated Amortization	Balance as of December 31, 2012	Amortization	Impairments	Other	CTA	Balance as of December 31, 2013
Intangibles with definite lives:
Product rights and other related intangibles	$(2,000.3)	$(823.8)	$42.4	$—	$9.5	$(2,772.2)
Core technology	(27.9)	(7.1)	—	—	—	(35.0)
Customer relationships	(27.1)	(11.8)	—	—	—	(38.9)

Total definite-lived intangible assets	$(2,055.3)	$(842.7)	$42.4	$—	$9.5	$(2,846.1)

Total indefinite-lived intangible assets	—	—	—	—	—	—

Total product rights and related intangibles	$(2,055.3)	$(842.7)	$42.4	$—	$9.5	$(2,846.1)

Net Product Rights and Other Intangibles	$3,784.3					$8,234.5

Schedule of Annual Amortization Expense on Product Rights and Related Intangibles

Assuming no additions, disposals or adjustments are made to the carrying values and/or useful lives of the intangible assets, annual amortization expense on product rights over the next five years is estimated to be as follows (in millions):

Amount
2014	$1,667.0
2015	$1,243.0
2016	$767.0
2017	$609.0
2018	$496.0